CONSOLIDATED STATEMENTS OF CASH FLOWS - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating activities
Earnings/(loss)	CAD (159)	CAD 1,608	CAD 494
Earnings from discontinued operations		(46)	(4)
Depreciation and amortization	2,024	1,577	1,370
Deferred income taxes (Note 25)	7	587	131
Changes in unrealized (gains)/loss on derivative instruments, net	2,373	(96)	1,262
Cash distributions in excess of equity earnings	244	196	355
Impairment (Notes 9 and 15)	536	18	6
Gains on dispositions (Notes 6 and 27)	(94)	(38)	(18)
Hedge ineffectiveness	(20)	210	48
Inventory revaluation allowance	410	174	4
Other	(62)	115	(43)
Changes in regulatory assets and liabilities	41	22	(11)
Changes in environmental liabilities, net of recoveries	(43)	(78)	148
Changes in operating assets and liabilities (Note 29)	(686)	(1,721)	(409)
Cash provided by continuing operations	4,571	2,528	3,333
Cash provided by discontinued operations (Note 9)		19	8
Net operating activities	4,571	2,547	3,341
Investing activities
Additions to property, plant and equipment	(7,273)	(10,524)	(8,235)
Long-term investments	(622)	(854)	(1,018)
Restricted long-term investments (Note 12)	(49)
Additions to intangible assets	(101)	(208)	(212)
Acquisitions	(106)	(394)
Proceeds from disposition	146	85	41
Affiliate loans, net	59	13	8
Changes in restricted cash	13	(13)	(15)
Cash used in continuing operations	(7,933)	(11,895)	(9,431)
Cash provided by discontinued operations (Note 9)		4
Net investing activities	(7,933)	(11,891)	(9,431)
Financing activities
Net change in bank indebtedness and short-term borrowings	(588)	734	(350)
Net change in commercial paper and credit facility draws	1,507	4,212	1,562
Southern Lights project financing repayments		(1,519)	(5)
Debenture and term note issues - Southern Lights		1,507
Debenture and term note issues	3,767	5,414	2,845
Debenture and term note repayments	(1,023)	(1,348)	(660)
Contributions from noncontrolling interests	615	212	922
Distributions to noncontrolling interests	(680)	(535)	(468)
Contributions from redeemable noncontrolling interests	670	323	92
Distributions to redeemable noncontrolling interests	(114)	(79)	(72)
Preference shares issued		1,365	1,428
Common shares issued	57	478	628
Preference share dividends	(288)	(245)	(178)
Common share dividends	(950)	(749)	(674)
Net financing activities	2,973	9,770	5,070
Effect of translation of foreign denominated cash and cash equivalents	143	59	20
Increase/(decrease) in cash and cash equivalents	(246)	485	(1,000)
Cash and cash equivalents at beginning of year - continuing operations	1,261	756	1,776
Cash and cash equivalents at beginning of year - discontinued operations		20
Cash and cash equivalents at end of year	1,015	1,261	776
Cash and cash equivalents - discontinued operations			20
Cash and cash equivalents - continuing operations	1,015	1,261	756
Supplementary cash flow information
Income taxes paid	80	9	107
Interest paid	CAD 1,835	CAD 1,435	CAD 1,097